Share Capital (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of Details of Share Capital Transactions
Detail of share capital transactions

(in thousands or number of shares)	Nature of transaction	Share Capital	Premiums related to share capital	Number of shares
December 31, 2022		1,046	255,760	34,875,872
April 24, 2023	Capital increase AGA 2021	11	—	354,510
March 31, 2023	Prior period adjustment	—	—	—
June 27, 2023	AGA 2023	—	(26)	—
June 30, 2023		1,057	255,734	35,230,382

Disclosure of Details of Warrants (BSAs)
The main terms and conditions of the BSA Kepler are described in the table below:

BSA Kepler
Date of the shareholders’ meeting	April 28, 2021
Date of grant by the Executive Board	May 18, 2022
Maximum number of BSAs authorized	5,200,000
Total number of BSAs granted	5,200,000
Number of shares to which the BSA were likely to give right on the date of their grant	5,200,000
Starting date for the exercise of the BSA	(1)
BSA expiry date	(2)
BSA issue price	500 € in the aggregate
Exercise price per new share	(3)
Terms of exercise	(1)(4)
Number of shares subscribed as of the date of the Report	0
Total number of forfeited or cancelled BSAs as of the Report	0
Total number of BSAs outstanding as of the date of the Report	5,200,000
Total number of shares available for subscription as of the date of the Report (considering the conditions of exercise of the BSAs)	5,200,000
Maximum total number of shares that may be subscribed for upon exercise of all outstanding BSAs (assuming that all the conditions for the exercise of said BSAs are met)	5,200,000
1) Subject to meeting the contractual conditions, Kepler Cheuvreux undertakes to exercise the BSA Kepler within 24 months of their date of issue. These conditions include:
(i) Unless Kepler Cheuvreux and the Company agree differently from time to time, a limit as to the number of new shares to be issued as part of the exercise of stock warrants: the cumulative number of new shares issued upon exercise of the BSA Kepler shall be less than or equal to 25% of the total number of Nanobiotix shares traded on the regulated market of Euronext Paris (excluding block trades) from the date of the implementation of the financing facility, and
(ii) a limit as to the exercise price of the BSA Kepler: such exercise price shall not be lower than, in any case, the price limit set forth by the combined shareholders’ meeting of the Company dated April 28, 2021.
(2) The BSA Kepler may be exercised during a 24-month period as from their issuance date (subject to (i) a prior termination by the Company, at any time, or (ii) an extension for a maximum 6-month period in certain situations), at the end of which the BSA Kepler that are still outstanding shall be purchased by the Company at their issuance price and cancelled.
(3) The exercise price of the BSA Kepler will be based on the lower of the two daily volume-weighted average share prices for the two trading days preceding each issuance, less a maximum discount of 5.0%.
(4) The BSA Kepler may be exercised at any time in whole or in part by Kepler Cheuvreux during their exercise period, subject to a minimum proceeds condition.